Finance Income and Expenses - Summary of Financial Income and Expenses (Parenthetical) (Detail)	May 17, 2018
Parajuru, Volta do Rio and Morgado [member] | Cemig GT [member]
Disclosure of finance income expense [line items]
Percentage of interest in investment property	49.00%